SHORT-TERM AND LONG-TERM DEBT (Details)	6 Months Ended
	Jun. 30, 2020 NOK (kr) subsidiary Rate shares	Jun. 30, 2020 USD ($) subsidiary shares	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) Rate shares	Dec. 31, 2019 NOK (kr) Rate shares	Dec. 31, 2019 USD ($) Rate shares	Apr. 23, 2018 shares
Debt Instrument [Line Items]
Long-term debt						$ 613,551,000
Total debt				$ 1,609,317,000		1,627,177,000
Less: Unamortized debt issuance costs				(18,258,000)		(19,089,000)
Less: Current portion of long-term debt				(298,300,000)		(253,059,000)
Long-term debt				$ 1,292,759,000		$ 1,355,029,000
Drawdowns		$ 347,231,000	$ 217,338,000
Repayments and redemptions		(275,905,000)	(115,739,000)
Effects of foreign exchange		23,029,000
Weighted average interest rate (in hundredths) | Rate	2.63%			2.63%	4.27%	4.27%
Three month dollar LIBOR rate (in hundredths) | Rate	0.30%			0.30%	1.91%	1.91%
Three month Norwegian kroner NIBOR rate (in hundredths) | Rate	0.36%			0.36%	1.84%	1.84%
Debt paid in cash		342,062,000	3,400,000
Long Term Debt- Fixed Interest Rate				$ 570,475,000		$ 613,551,000
Book value of assets pledged under ship mortgages				1,715,000,000		1,753,000,000
Repurchase of bonds		64,795,000	80,749,000
Gain on repurchase of debt		1,100,000	1,800,000
Restricted Cash				8,000,000.0		3,500,000
Gain on repurchase of bonds		$ 1,081,000	$ 1,802,000
Common stock - Frontline Ltd [Member]
Debt Instrument [Line Items]
Principal debt amount				$ 15,639,000		$ 36,763,000
Investment Owned, Balance, Shares | shares	1,400,000			1,400,000	3,400,000	3,400,000
SFL:ForwardContractToRepurchaseSharesNumberOfShares | shares					3,400,000	3,400,000
Forward Contract To Repurchase Shares				$ 16,100,000
Sale of Stock, Number of Shares Issued in Transaction | shares	2,000,000.0	2,000,000.0
Secured borrowings, amount repaid		$ 21,100,000
Secured borrowings, liability recorded				$ 15,600,000
Secured Borrowings, Collateral, Percentage Of Total Repurchase Price	20.00%			20.00%
Secured Borrowings, Change In Mark To Market From Repurchase Price, Percentage	100.00%			100.00%
Fixed Rate and Foreign Debt [Member]
Debt Instrument [Line Items]
Drawdowns | kr	kr 600,000,000
Senior Unsecured Convertible Bonds due 2023 [Member]
Debt Instrument [Line Items]
Interest rate							4.875%
Issuable under a share lending arrangement (shares) | shares							7,000,000
Issued shares (shares) | shares	3,765,842			3,765,842
US dollar 50 million secured term loan facility (VLCCs) [Member]
Debt Instrument [Line Items]
Long-term debt				$ 50,000,000
Principal debt amount				50,000,000
Number of wholly owned subsidiaries that had entered into the facility | subsidiary	1	1
Original Term	5 years	5 years
US dollar 175 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt				175,000,000
Principal debt amount				175,000,000
Number of wholly owned subsidiaries that had entered into the facility | subsidiary	4	4
Original Term	5 years	5 years
US dollar 40 million secured term loan facility
Debt Instrument [Line Items]
Long-term debt				39,000,000
Principal debt amount				40,000,000
Number of wholly owned subsidiaries that had entered into the facility | subsidiary	2	2
Original Term	2 years	2 years
US dollar 15 million secured term loan facility
Debt Instrument [Line Items]
Long-term debt				14,000,000
Principal debt amount				15,000,000
Number of wholly owned subsidiaries that had entered into the facility | subsidiary	3	3
Original Term	5 years	5 years
NOK500 million senior unsecured floating rate due 2025 [Member]
Debt Instrument [Line Items]
Drawdowns		$ 67,231,000
Fixed Rate and Foreign Debt [Member]
Debt Instrument [Line Items]
Repayments and redemptions		87,278,000
NOK 600 Million Senior Unsecured Bond due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt				72,607,000		$ 79,674,000
Principal debt amount | kr	kr 700,000,000
Fixed Rate Debt [Member]
Debt Instrument [Line Items]
Effects of foreign exchange		(23,029,000)
Senior Unsecured Convertible Bonds due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt				$ 212,230,000		212,230,000
Interest rate	5.75%			5.75%
NOK500million senior unsecured floating rate bonds due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt				$ 0		56,910,000
Debt paid in cash | kr	kr 500,000,000
Principal debt amount | kr					kr 500,000,000
Senior Unsecured Convertible Bonds due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt				$ 141,900,000		148,300,000
Interest rate	4.875%		4.875%	4.875%
Debt paid in cash		6,400,000	$ 3,400,000
Floating Rate Debt [Member]
Debt Instrument [Line Items]
Long Term Debt- Floating Interest Rate				$ 1,038,842,000		1,013,626,000
Drawdowns		280,000,000
Repayments and redemptions		254,784,000
Effects of foreign exchange		$ 0
Floating Rate Debt [Member] | US dollar 128 million secured term loan facility November 2014 [Member]
Debt Instrument [Line Items]
Principal debt amount				128,000,000
Number of wholly owned subsidiaries that had entered into the facility | subsidiary	2	2
Original Term	7 years	7 years
Secured term loan facility balance redeemed		$ 87,000,000
Floating Rate Debt [Member] | US dollar 128 million secured term loan facility September 2014 [Member]
Debt Instrument [Line Items]
Principal debt amount				128,000,000
Number of wholly owned subsidiaries that had entered into the facility | subsidiary	2	2
Original Term	7 years	7 years
Secured term loan facility balance redeemed		$ 84,000,000
NOK 700 Million Senior Unsecured Bond due 2024 [Member]
Debt Instrument [Line Items]
Long-term debt				72,088,000		79,674,000
Debt paid in cash | kr	kr 5,000,000
Principal debt amount | kr	700,000,000
NOK 600 Million Senior Unsecured Bond due 2025 [Member]
Debt Instrument [Line Items]
Long-term debt	540,000,000			$ 56,011,000		$ 0
Debt paid in cash | kr	60,000,000
Principal debt amount | kr	kr 600,000,000
US dollar 101 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt			101,400,000
Debt paid in cash			11,000,000.0
Repurchase of bonds			$ 9,400,000